COST AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Tables)	12 Months Ended
Jun. 30, 2013
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs In Excess Of Billings And Billings In Excess Of Costs [Table Text Block]
	June 30,
	2012	2013

Contract costs incurred plus estimated earnings, net	$573,517,664	$752,152,128
Less: progress billings	(458,356,428)	(608,399,150)

	$115,161,236	$143,752,978